Consolidated Statement of Cash Flows (Parenthetical) (USD $) In Millions, unless otherwise specified	3 Months Ended				12 Months Ended
	Mar. 31, 2012		Mar. 31, 2011		Dec. 31, 2011		Dec. 31, 2010		Dec. 31, 2009
Consolidated Statement of Cash Flows [Abstract]
Distribution value included in investment					$ 981
Increase to properties and equipment	(369)		(271)		(1,641)		(1,891)		(1,291)
Changes in related accounts payable	(59)		(48)		69		35		(143)
Capital expenditures	$ (428)	[1]	$ (319)	[1]	$ (1,572)	[1]	$ (1,856)	[1]	$ (1,434)	[1]

[1]	[1] Increases to property and equipment $ (369) $ (271) Changes in related accounts payable (59) (48) Capital expenditures $ (428) $ (319)